Accounts Receivable - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts Notes And Loans Receivable [Line Items]
Retainages expected to be collected in 2019	$ 9,000,000
Retainages expected to be collected in 2020	30,000,000
Allowance for doubtful accounts	$ 0	$ 0
Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Employee receivables expected collection months	12 months